SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES (Details) - Security Matters Limited [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Yahaloma Technologies Inc [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
True Gold Consortium Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Australia
Proportion of ownership interest in associate	44.40%	45.50%
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Australia
Proportion of ownership interest in associate	100.00%	50.00%